Events after balance sheet date	12 Months Ended
Dec. 31, 2020
Events after balance sheet date
Events after balance sheet date

34. Events after balance sheet date

On March 19, 2021, 99,814 subscription rights were exercised (with an average exercise price of €22.62 per subscription right), of which 41,874 subscription rights were exercised by our CEO, 10,000 subscription rights by other members of our management board, and 5,040 subscription rights by former members of our supervisory board. This resulted in a share capital increase (including issuance premium) of €2,258,042.82 and the issuance of 99,814 new ordinary shares. The closing price of our share on March 19, 2021, was €68.48.

On February 10, 2021, we announced the discontinuation of all development with ziritaxestat due to an insufficient risk-benefit profile observed in the ISABELA Phase 3 program.

On January 4, 2021, we completed the sale of Fidelta to Selvita S.A. for a total consideration of €37.1 million (including the customary adjustments for cash and working capital). Fidelta will continue performing drug discovery services for us for the next five years for which we have purchase commitments for an aggregate amount of €27.0 million.